LOOMIS SAYLES INTERMEDIATE MUNICIPAL BOND FUND

(the “Fund”)

Supplement dated September 15, 2021 to the Summary Prospectus and Prospectus of the Fund, dated May 1, 2021, as may be revised or supplemented from time to time.

Effective September 30, 2021, James Grabovac and Lawrence Jones will no longer serve as portfolio managers of the Fund. Accordingly, effective September 30, 2021, all references and corresponding disclosure related to Messrs. Grabovac and Jones are hereby deleted.

Effective September 30, 2021, Pramila Agrawal and James LeBuhn will join the portfolio management team of the Fund. Accordingly, effective September 30, 2021, the subsection “Portfolio Managers” in the section “Management” within the Summary Prospectus and the Prospectus is amended to include the following:

Pramila Agrawal, CFA®, Vice President of Loomis, Sayles & Company, L.P. (“Loomis Sayles”), has served as co-portfolio manager of the Fund since 2021.

James LeBuhn, Vice President of Loomis Sayles, has served as co-portfolio manager of the Fund since 2021.

Effective September 30, 2021, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is amended to include the following:

Pramila Agrawal, CFA® – Pramila Agrawal has co-managed the Loomis Sayles Intermediate Municipal Bond Fund since 2021. Ms. Agrawal, Vice President and Head of the Custom Income Strategies Group, joined Loomis Sayles in 2007. Ms. Agrawal earned a B.E. from Birla Institute of Technology and Science, Pilani Campus in India and an M.S. and Ph.D. in Robotics from Vanderbilt University. She holds the designation of Chartered Financial Analyst® and has over 14 years of investment experience.

James LeBuhn – James LeBuhn has co-managed the Loomis Sayles Intermediate Municipal Bond Fund since 2021. Mr. LeBuhn, Vice President of Loomis Sayles and a senior credit analyst in the credit research group, joined Loomis Sayles in 2019 as part of Loomis Sayles’ acquisition of McDonnell Investment Management, LLC, where he served as a Vice President and Senior Fixed Income Analyst covering municipal bonds. Prior to Loomis Sayles, Mr. LeBuhn was a Senior Director at Fitch Ratings Inc. until March 2017. He earned a B.S. in Economics and Political Science from Northwestern University and has 32 years of investment industry experience.

LOOMIS SAYLES INTERMEDIATE MUNICIPAL BOND FUND

(the “Fund”)

Supplement dated September 15, 2021 to the Statement of Additional Information (“SAI”) of the Fund, dated May 1, 2021, as may be revised or supplemented from time to time.

Effective September 30, 2021, James Grabovac and Lawrence Jones will no longer serve as portfolio managers of the Fund. Accordingly, effective September 30, 2021, all references and corresponding disclosure related to Messrs. Grabovac and Jones are hereby deleted.

Effective September 30, 2021, Pramila Agrawal and James LeBuhn will join the portfolio management team of the Fund. Accordingly, effective September 30, 2021, the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” are amended to include the following:

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Pramila Agrawal and James LeBuhn as of August 31, 2021:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Pramila Agrawal	10	$7.6 million	0	$0	11	$5.2 billion	0	$0	31	$3.9 billion	0	$0
James LeBuhn	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of August 31, 2021, Ms. Agrawal and Mr. LeBuhn did not own any shares of the Fund.